Related party transactions	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions

16. Related party transactions

The directors and senior executives who have the authority and responsibility for planning, directing and controlling the entity are considered to be key management personnel. Total remuneration in respect of these individuals is disclosed in the table below:

	Six months ended June 30, 2022	Six months ended June 30, 2021
	£	£
Short-term employee benefits	859,730	453,553
Share-based payments	827,913	-
	1,687,643	453,553

During the six month period ended June 30, 2022 and 2021, the Group made purchases of cell culture media from Cell Science & Technology Institute, Inc., a company in which significant shareholder NIPRO Corporation (Osaka, Japan), has a significant interest, in the amount of £17,132 and £22,718 respectively.

From March 2021, the executive directors agreed to defer a proportion of their compensation. Repayment of deferred compensation would be initiated on receipt of an agreed level of funding to support the future capital requirements of the business and settlement would be staged over twelve months. As at June 30, 2022 the balance outstanding to executive directors totaled £356,332 (December 31, 2021: £591,886).